MARKET RISK BENEFITS	12 Months Ended
Dec. 31, 2022
Market Risk Benefit [Abstract]
MARKET RISK BENEFITS	MARKET RISK BENEFITS
The following table presents the balances and changes to the balances for the market risk benefits for the GMxB benefits on deferred variable annuities for the twelve months ended and as of December 31, 2022 and 2021.

	December 31, 2022					December 31, 2021
	GMxB Core	GMxB Legacy	Purchased MRB Legacy (3)	Net Legacy	GMxB Core	GMxB Legacy	Purchased MRB Legacy (3)	Net Legacy
	(Dollars in millions)
Balance, beginning of the period (“BOP”)	$1,061	$20,236	$(14,293)	$5,943	$2,143	$24,405	$(3,131)	$21,274
Balance BOP before changes in the instrument specific credit risk	666	19,719	(14,287)	5,432	$1,639	23,944	(3,136)	20,808
Model changes and effect of changes in cash flow assumptions	(5)	317	(137)	180	(279)	(196)	73	(123)
Actual market movement effect	1,060	3,402	(1,278)	2,124	(715)	(2,968)	767	(2,201)
Interest accrual	37	731	(493)	238	7	196	(124)	72
Attributed fees accrued (1)	395	882	(298)	584	386	917	(196)	721
Benefit payments	(36)	(1,179)	669	(510)	(14)	(901)	350	(551)
Actual policyholder behavior different from expected behavior	19	142	(103)	39	40	78	34	112
Changes in future economic assumptions	(1,596)	(8,700)	5,489	(3,211)	(397)	(1,351)	(907)	(2,258)
Issuances	(2)	—	—	—	(1)	—	(11,148)	(11,148)
Balance EOP before changes in the instrument-specific credit risk	538	15,314	(10,438)	4,876	$666	19,719	(14,287)	5,432
Changes in the instrument-specific credit risk (2)	1	(615)	(54)	(669)	395	517	(6)	511
Balance, end of the period (“EOP”)	$539	$14,699	$(10,492)	$4,207	$1,061	$20,236	$(14,293)	$5,943

Weighted-average age of policyholders (years)	63.6	72.6	67.6	N/A	62.6	72.0	67.0	N/A
Net amount at risk	$3,517	$22,631	$10,753	N/A	$1,115	$15,901	$6,341	N/A
___________
(1)    Attributed fees accrued represents the portion of the fees needed to fund future GMxB claims.
(2)    Changes are recorded in OCI.
(3)    Purchased MRB is the impact of non-affiliated reinsurance.
The following table reconciles market risk benefits by the amounts in an asset position and amounts in a liability position to the market risk amounts in the consolidated balance sheet as of December 31, 2022 and 2021.

	December 31, 2022					December 31, 2021
	Direct Asset	Direct Liability	Net Direct MRB	Purchased MRB	Total	Direct Asset		Direct Liability		Net Direct MRB		Purchased MRB		Total
	(in millions)

GMxB Legacy	$(51)	$14,749	$14,698	$(10,493)	$4,205	$(47)		$20,282		$20,235		$(14,293)		$5,942
GMxB Core	(375)	914	539	—	539	(236)		1,297		1,061		—		1,061
Other (1)	(52)	88	36	3	39	(32)		93		60		3		63
Total	$(478)	$15,751	$15,273	$(10,490)	$4,783	$(315)	—	$21,672	—	$21,356	$—	$(14,290)	$—	$7,066
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(1) Other primarily includes Individual EQUI-VEST MRB.